Financial instruments and risk management - Summary of financial instruments carried at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Equity shares and quoted funds	$ 136	$ 156
Other investments, including loans	1,152	454
Trade and other receivables	5,167	4,802
Fair value [member]
Disclosure Of Financial Instruments [Line Items]
Equity shares and quoted funds	136	156
Other investments, including loans	1,152	454
Trade and other receivables	2,985	3,047
Financial assets	4,273	3,657
Forward contracts and option contracts, not designated as hedges (f) (Section B)	4,009	3,666
Derivatives related to net debt (Section B)	(177)	(408)
Fair value [member] | Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Equity shares and quoted funds	88	94
Other investments, including loans	1,037	363
Financial assets	1,125	457
Forward contracts and option contracts, not designated as hedges (f) (Section B)	1,125	457
Fair value [member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	90	143
Financial assets	90	143
Forward contracts and option contracts, not designated as hedges (f) (Section B)	(76)	(256)
Derivatives related to net debt (Section B)	(177)	(408)
Fair value [member] | Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Equity shares and quoted funds	3	3
Other investments, including loans	88	68
Financial assets	91	71
Forward contracts and option contracts, not designated as hedges (f) (Section B)	(7)	479
Fair value [member] | Forward contracts and option contracts [member] | Derivatives not designated as hedges [member]
Disclosure Of Financial Instruments [Line Items]
Forward contracts and option contracts, not designated as hedges (f) (Section B)	(87)	416
Fair value [member] | Forward contracts and option contracts [member] | Level 2 [member] | Derivatives not designated as hedges [member]
Disclosure Of Financial Instruments [Line Items]
Forward contracts and option contracts, not designated as hedges (f) (Section B)	11	8
Fair value [member] | Forward contracts and option contracts [member] | Level 3 [member] | Derivatives not designated as hedges [member]
Disclosure Of Financial Instruments [Line Items]
Forward contracts and option contracts, not designated as hedges (f) (Section B)	(98)	408
Fair value [member] | Forward contract [Member] | Derivatives designated as hedges [member]
Disclosure Of Financial Instruments [Line Items]
Forward contracts and option contracts, not designated as hedges (f) (Section B)		1
Fair value [member] | Forward contract [Member] | Level 2 [member] | Derivatives designated as hedges [member]
Disclosure Of Financial Instruments [Line Items]
Forward contracts and option contracts, not designated as hedges (f) (Section B)		1
Not held at fair value [member]
Disclosure Of Financial Instruments [Line Items]
Equity shares and quoted funds	45	59
Other investments, including loans	27	23
Trade and other receivables	2,895	2,904
Financial assets	2,967	2,986
Forward contracts and option contracts, not designated as hedges (f) (Section B)	$ 2,967	$ 2,986